Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Jun. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Notes receivable

During April, 2011, the Company loaned $50,000 and $2,600 to one non-related entity.  The loans are unsecured, bear interest at a rate of 1% per annum, and mature on April 15, 2014 and April 28, 2014, respectively.  As of June 30, 2011, the balance owed to the Company in principal was $52,600 and accrued interest receivable of $109.  During the three months ended June 30, 2011 interest income was $109.

During the six months ended June 30, 2011, the Company loaned a total of $1,450,127 to an entity that is owned and controlled by a director of the Company.  The Company received repayments totaling $452,000 during the six months ended June 30, 2011.  The Company agreed to loan up to $1,000,000 and the entire balance of principal and interest is due on February 1, 2014.  The loan is unsecured and bears interest at a rate of 6% per annum.  As of June 30, 2011, the balance owed to the Company in principal was $998,127 and accrued interest receivable of $17,554.  During the three and six months ended June 30, 2011 interest income was $12,274 and $17,554, respectively.